Business Combinations - Acquisition of the Additional Interest (Details) - Hamilton Court Group - USD ($) $ in Millions	Oct. 01, 2025	Jul. 01, 2025
Disclosure of detailed information about business combination [line items]
Cash consideration paid to non-controlling shareholders	$ 6.6
Carrying value of the additional interest	(4.3)	$ (3.7)
Difference recognized in retained earnings	$ 2.3